Financial assets and liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Borrowings
Borrowings at beginning of period	$ (121,894)
Cash Flows, borrowings	23,907
Remeasurement adjustments, borrowings	(1,965)
Other Changes, borrowings	(19,283)
Borrowings at end of period	(119,235)	$ (121,894)
Leases
Leases at beginning of period	(6,263)
Cash Flows, leases	2,419
Other Changes, leases	(1,670)
Acquisition – leases	(2,521)
Foreign exchange adjustments, Leases	(64)
Leases at end of period	(8,099)	(6,263)
Warrant liability
Warrant liability at beginning of period	(5,724)	(4,647)
Cash Flows, warrant liability	(3,961)
Remeasurement adjustments, warrant liability	859
Foreign exchange adjustments, warrant liability	(86)
Warrant liability at end of period	(8,912)	(5,724)	$ (4,647)
Sub-total
Sub-total at beginning of period	(133,881)
Cash Flows, sub-total	22,365
Remeasurement adjustments, sub-total	(1,106)
Other Changes, sub-total	(20,953)
Acquisition – leases, sub-total	(2,521)
Foreign exchange adjustments, Sub-total	(150)
Sub-total at end of period	(136,246)	(133,881)
Cash and cash equivalents
Cash and cash equivalents at beginning of period	161,551	62,960	71,318
Cash Flows, cash and cash equivalents	(60,182)	97,502	(8,303)
Foreign exchange adjustments, cash and cash equivalents	1,545	1,089	(55)
Cash and cash equivalents at end of period	102,914	161,551	$ 62,960
Total
As at June 30, 2025	27,670
Cash Flows, total	(37,817)
Remeasurement adjustments, total	(1,106)
Other Changes, total	(20,953)
Acquisition – leases, total	(2,521)
Foreign exchange adjustments, total	1,395
As at June 30, 2026	$ (33,332)	$ 27,670